Investments Accounted for Using the Equity Method - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2023 TWD ($) shares	Sep. 30, 2024	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of Investments Accounted for Using Equity Method [line Items]
Impairment loss on investments accounted for using the equity method			$ 42,143	$ 1,285	$ 0	$ 61,206
CHIPLETZ [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate			18.74%	18.74%	19.43%
Percentage of Ownership (%)		18.74%
MACHVISION Inc [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate			23.08%	23.08%	23.08%
QUESTYLE [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate			6.67%	6.67%	6.67%
Impairment loss on investments accounted for using the equity method			$ 42,143	$ 1,285
Discount rate used in current estimate of value in use			11.65%	11.65%
Private Placements [member] | MACHVISION Inc [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Consideration paid in cash for shares | $	$ 2,167,007
Proportion of ownership interest in associate	23.08%
Shares subscribed | shares	13,418
Lock in period	3 years